UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors® Semi-annual report for the six months ended June 30, 2016

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2016:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–1.64%	9.45%	6.64%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated March 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.40%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.30%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended June 30, 2016, Fundamental Investors gained 3.91%. This return includes the reinvestment of capital gain distributions and quarterly dividends totaling 71.0 cents a share paid during the period.

The fund’s results were slightly ahead of its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, which rose 3.84% for the six months. Fundamental Investors’ return was greater than that of its growth-and-income peers, which were up 3.01% as measured by the Lipper Growth and Income Funds Index.

Results at a glance

For periods ended June 30, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 8/1/78)[1]

Fundamental Investors (Class A shares)	3.91%	4.35%	10.76%	7.28%	12.29%
Standard & Poor’s 500 Composite Index[2]	3.84	3.99	12.10	7.42	11.45
Lipper Growth and Income Funds Index[3]	3.01	–0.56	8.52	5.39	10.42
MSCI World Index[2,4]	0.66	–2.78	6.63	4.43	9.31

[1]	Date Capital Research and Management Company began managing the fund.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[4]	Results reflect dividends net of withholding taxes.

Fundamental Investors	1

The fund’s results have bested those of its Lipper peers in multiple periods since its inception. In addition, Fundamental Investors has outpaced the S&P 500 over its lifetime. Although the annual advantages might seem small, when compounded over longer time frames, they have translated into significant added wealth for long-term investors.

Moderate U.S. gains against a volatile backdrop

U.S. stocks rose during the period despite market volatility. Concerns over tepid growth and falling oil prices sent markets lower in January. The S&P 500 fell more than 10% into a correction by early February, but stocks then began to recover on reassuring domestic economic data heading into March.

The steady improvement in housing and more stable oil prices counterbalanced concerns over sluggish global growth and sharp decreases in commodity prices earlier in the year. In June, the Federal Reserve elected to keep interest rates unchanged, continuing its cautious monetary policy and easing anxieties about the domestic interest rate environment.

Non-U.S. assets outpace international market weakness

Fundamental Investors is able to invest up to 35% of its assets in companies based outside of the U.S. As of June 30, 2016, these holdings remained near the lowest levels in a decade at 10% of assets, although we continue to pay close attention to well-valued companies domiciled abroad. During the period, Europe and Japan continued to struggle with deflationary pressures and weak economic activity. However, the fund’s non-U.S. holdings outpaced international market weakness with returns in line with the fund’s results.

European stocks declined after British voters approved a ballot measure to leave the European Union, raising questions about EU stability and the potential for an economic downturn. Equity markets fell sharply following the June 23 referendum, and the pound sterling plunged to levels not seen since the 1980s. However, markets staged a strong bounce-back rally in the final few days of the quarter, erasing some of the global declines in stock prices.

Japan was among the worst-returning developed equity markets, declining 5.58% during the period. The Bank of Japan’s mid-June decision to keep its monetary stimulus plan steady caused a steep selloff in Japanese stocks and pushed the yen to its highest point against the dollar in almost two years.

2	Fundamental Investors

Fundamental Investors’ 10 largest holdings	(as of June 30, 2016)

Company	Percent of net assets
Amazon	4.18%
Microsoft	3.85
Philip Morris International	3.41
Broadcom	2.70
Home Depot	2.39
Comcast	2.35
General Electric	1.75
Boeing	1.65
JPMorgan Chase	1.56
Taiwan Semiconductor Manufacturing	1.50

Commodity crosscurrents

Adding to the volatile market backdrop were swings in commodity prices. After declining 29.67% to $26.05 per barrel by early February, U.S. crude oil prices staged a turnaround, gaining 85.80% to end the six-month period 30.67% higher at $48.40 a barrel.

Copper also rebounded significantly, rising on signs of stabilization in the economic outlook for China and other emerging markets. Resource-dependent markets broadly gained as commodity prices recovered from sharp declines.

Companies over themes

We continue to note that the fund’s portfolio is carefully constructed based on the value and merits of individual companies rather than around an overarching macroeconomic theme or investment thesis.

This company-by-company approach can be seen in the fund’s 10 largest holdings, which span a wide range of industries. Returns from three of these companies contributed to the fund outpacing both its benchmark and peers, including Philip Morris International (+15.71%), Comcast (+15.52%) and Amazon (+5.88%).

Energy stocks buoy results; health care drags

The positive returns of energy stocks and the declines in shares in the health care sector represent a reversal in the sectors’ results compared with the six-month period a year earlier, when health care led and energy lagged.

Fundamental Investors	3

Following a precipitous drop that began in mid-2014, oil prices have risen recently, supporting gains in the energy sector. Royal Dutch Shell (+21.28%), Chevron (+16.53%) and Schlumberger (+13.38%) were all key contributors. We took advantage of the weakness in stocks to buy solid companies at attractive prices and add to our exposure to the sector while commodities were under pressure.

Health care companies weighed on the fund’s results. Regeneron Pharmaceuticals (–35.67%), Vertex Pharmaceuticals (–31.64%) and Express Scripts (–13.28%) were among the biggest detractors as drug pricing came under increased scrutiny.

A consistent approach with a long-term focus

The fund’s results reflect the fact that at the individual holding level, the path to solid long-term results seldom moves steadily upward. A superior track record tends to be built using an investment approach that centers on the merits of the underlying company rather than near-term moves in its stock price, short-term company operating results, instances of market turmoil or market-moving world events.

Looking ahead, the U.S. economy remains one of the bright spots in the world despite volatile equity markets and potential headwinds overseas. In addition, the results of the recent U.K. referendum make it unlikely that the European Central Bank or the Bank of England will raise interest rates any time soon, which should be supportive going forward.

With our emphasis on companies, we continue to uncover opportunities in the U.S. and abroad for shareholders with the patience to remain invested during challenging environments.

We thank you for your continued commitment to Fundamental Investors.

Sincerely,

Dina N. Perry Vice Chairman	Brady L. Enright President

August 12, 2016

For current information about the fund, visit americanfunds.com.

4	Fundamental Investors

Summary investment portfolio June 30, 2016	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	85.71%
United Kingdom	2.75
Euro zone*	2.17
Canada	1.64
Taiwan	1.50
Switzerland	0.61
Japan	0.60
China	0.41
Sweden	0.18
Other countries	0.04
Short-term securities & other assets less liabilities	4.39

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland and the Netherlands.

Common stocks 95.61%	Shares	Value (000)
Information technology 17.66%
Microsoft Corp.	56,741,000	$2,903,437
Broadcom Ltd.	13,107,132	2,036,848
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	190,310,000	962,315
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,438,430	168,880
Texas Instruments Inc.	17,150,300	1,074,466
Intel Corp.	26,657,073	874,352
Alphabet Inc., Class C2	754,317	522,063
Alphabet Inc., Class A2	442,800	311,523
ASML Holding NV1	5,230,030	518,417
ASML Holding NV (New York registered)	3,141,000	311,618
Apple Inc.	6,505,000	621,878
Visa Inc., Class A	7,750,000	574,818
Intuit Inc.	4,180,000	466,530
Other securities		1,961,474
		13,308,619

Fundamental Investors	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 16.18%
Amazon.com, Inc.[2]	4,404,800	$3,152,163
Home Depot, Inc.	14,110,000	1,801,706
Comcast Corp., Class A	27,211,000	1,773,885
McDonald’s Corp.	6,340,000	762,956
Time Warner Inc.	6,600,000	485,364
Other securities		4,213,803
		12,189,877

Financials 12.19%
JPMorgan Chase & Co.	18,891,400	1,173,912
Berkshire Hathaway Inc., Class A2	4,625	1,003,509
Wells Fargo & Co.	17,435,000	825,199
CME Group Inc., Class A	6,371,437	620,578
SunTrust Banks, Inc.	14,564,097	598,293
Capital One Financial Corp.	9,212,000	585,054
Chubb Ltd.	4,350,000	568,588
BlackRock, Inc.	1,363,100	466,903
Other securities		3,342,325
		9,184,361

Consumer staples 10.98%
Philip Morris International Inc.	25,295,000	2,573,007
Coca-Cola Co.	20,285,000	919,519
Procter & Gamble Co.	10,275,000	869,984
Kroger Co.	18,879,000	694,559
Reynolds American Inc.	12,816,340	691,185
Walgreens Boots Alliance, Inc.	5,856,000	487,629
Other securities		2,032,943
		8,268,826

Health care 10.93%
Medtronic PLC	12,705,000	1,102,413
Merck & Co., Inc.	17,710,000	1,020,273
UnitedHealth Group Inc.	5,501,500	776,812
Boston Scientific Corp.[2]	31,600,000	738,492
Express Scripts Holding Co.[2]	7,856,333	595,510
Bristol-Myers Squibb Co.	7,698,300	566,210
Aetna Inc.	4,242,000	518,075
Vertex Pharmaceuticals Inc.[2]	5,925,000	509,668
Gilead Sciences, Inc.	5,698,790	475,393
Other securities		1,929,846
		8,232,692

Industrials 10.18%
General Electric Co.	41,830,000	1,316,808
Boeing Co.	9,595,000	1,246,103
Lockheed Martin Corp.	3,283,200	814,792
Parker-Hannifin Corp.	4,550,000	491,628
Union Pacific Corp.	5,575,000	486,419
Other securities		3,315,042
		7,670,792

6	Fundamental Investors

	Shares	Value (000)
Energy 9.01%
Schlumberger Ltd.	14,028,400	$1,109,366
ConocoPhillips	16,710,000	728,556
Chevron Corp.	5,726,137	600,271
Enbridge Inc. (CAD denominated)	11,984,914	507,709
Other securities		3,845,692
		6,791,594

Materials 3.17%
E.I. du Pont de Nemours and Co.	17,046,125	1,104,589
Praxair, Inc.	7,155,000	804,150
Other securities		479,314
		2,388,053

Other 1.04%
Other securities		786,714

Miscellaneous 4.27%
Other common stocks in initial period of acquisition		3,218,559

Total common stocks (cost: $49,328,163,000)		72,040,087

Short-term securities 4.37%	Principal amount (000)
Alphabet Inc. 0.41% due 8/11/2016[3]	$50,000	49,977
Apple Inc. 0.40%–0.51% due 7/1/2016–9/12/2016[3]	226,700	226,643
Coca-Cola Co. 0.50% due 7/12/2016[3]	70,000	69,992
Federal Home Loan Bank 0.26%–0.59% due 7/5/2016–2/16/2017	1,502,270	1,501,574
Intel Corp. 0.41% due 8/30/2016	13,200	13,190
Jupiter Securitization Co., LLC 1.00% due 10/18/2016[3]	25,500	25,444
Microsoft Corp. 0.45%–0.47% due 8/3/2016–10/5/2016[3]	110,700	110,602
Wells Fargo Bank, N.A. 0.81% due 8/16/2016	30,500	30,508
Other securities		1,266,410

Total short-term securities (cost: $3,293,924,000)		3,294,340
Total investment securities 99.98% (cost: $52,622,087,000)		75,334,427
Other assets less liabilities 0.02%		18,493

Net assets 100.00%		$75,352,920

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Fundamental Investors	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2016, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2016
	shares	Additions	Reductions	shares	(000)	(000)
Peyto Exploration & Development Corp.	10,332,287	—	—	10,332,287	$5,146	$277,351
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	1,785	207,774
Grafton Group PLC, units[1]	15,037,000	—	—	15,037,000	1,716	99,650
FMC Corp.[4]	6,758,000	—	1,345,928	5,412,072	2,012	—
					$10,659	$584,775

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $4,627,304,000, which represented 6.14% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,082,171,000, which represented 1.44% of the net assets of the fund.
[4]	Unaffiliated issuer at 6/30/2016.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See Notes to Financial Statements

8	Fundamental Investors

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $52,092,142)	$74,749,652
Affiliated issuers (cost: $529,945)	584,775	$75,334,427
Cash		2,024
Cash denominated in currencies other than U.S. dollars (cost: $1,951)		1,940
Receivables for:
Sales of investments	110,452
Sales of fund’s shares	91,458
Dividends and interest	143,710
Other	87	345,707
		75,684,098
Liabilities:
Payables for:
Purchases of investments	197,433
Repurchases of fund’s shares	90,087
Investment advisory services	15,081
Services provided by related parties	15,359
Trustees’ deferred compensation	3,967
Other	9,251	331,178
Net assets at June 30, 2016		$75,352,920

Net assets consist of:
Capital paid in on shares of beneficial interest		$50,835,939
Undistributed net investment income		373,907
Undistributed net realized gain		1,430,658
Net unrealized appreciation		22,712,416
Net assets at June 30, 2016		$75,352,920

See Notes to Financial Statements

Fundamental Investors	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,450,524 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$45,851,376	882,283		$51.97
Class B	109,601	2,111		51.93
Class C	2,414,385	46,677		51.73
Class F-1	2,621,848	50,474		51.94
Class F-2	6,998,305	134,700		51.95
Class 529-A	1,870,226	36,031		51.91
Class 529-B	10,293	198		52.05
Class 529-C	463,469	8,939		51.85
Class 529-E	75,746	1,461		51.86
Class 529-F-1	85,291	1,644		51.87
Class R-1	147,053	2,843		51.73
Class R-2	737,485	14,260		51.72
Class R-2E	10,199	197		51.80
Class R-3	2,173,513	41,917		51.85
Class R-4	2,247,031	43,319		51.87
Class R-5E	10	—	*	51.94
Class R-5	1,715,325	32,987		52.00
Class R-6	7,821,764	150,483		51.98

*Amount less than one thousand.

See Notes to Financial Statements

10	Fundamental Investors

Statement of operations	unaudited
for the six months ended June 30, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $19,560;also includes $10,659 from affiliates)	$825,404
Interest	6,846	$832,250

Fees and expenses*:
Investment advisory services	87,955
Distribution services	83,392
Transfer agent services	36,097
Administrative services	9,103
Reports to shareholders	1,813
Registration statement and prospectus	1,539
Trustees’ compensation	302
Auditing and legal	63
Custodian	591
Other	1,176	222,031
Net investment income		610,219

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (includes $10,591 net loss from affiliates)	1,415,168
Currency transactions	(3,881)	1,411,287
Net unrealized appreciation on:
Investments	820,726
Currency translations	398	821,124
Net realized gain and unrealized appreciation		2,232,411
Net increase in net assets resulting from operations		$2,842,630

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Fundamental Investors	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended June 30, 2016*	Year ended December 31, 2015
Operations:
Net investment income	$610,219	$1,053,717
Net realized gain	1,411,287	3,176,138
Net unrealized appreciation (depreciation)	821,124	(1,817,473)
Net increase in net assets resulting from operations	2,842,630	2,412,382

Dividends and distributions paid to shareholders:
Dividends from net investment income	(428,114)	(1,043,315)
Distributions from net realized gain on investments	(589,412)	(3,203,313)
Total dividends and distributions paid to shareholders	(1,017,526)	(4,246,628)

Net capital share transactions	763,442	2,915,001

Total increase in net assets	2,588,546	1,080,755

Net assets:
Beginning of period	72,764,374	71,683,619
End of period (including undistributed net investment income: $373,907 and $191,802, respectively)	$75,352,920	$72,764,374

*Unaudited.

See Notes to Financial Statements

12	Fundamental Investors

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Fundamental Investors	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	Fundamental Investors

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Fundamental Investors	15

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	Fundamental Investors

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$11,674,203	$1,634,416	$—	$13,308,619
Consumer discretionary	12,189,877	—	—	12,189,877
Financials	8,672,317	512,044	—	9,184,361
Consumer staples	7,688,716	580,110	—	8,268,826
Health care	7,951,350	281,342	—	8,232,692
Industrials	7,345,954	324,838	—	7,670,792
Energy	6,184,702	606,892	—	6,791,594
Materials	2,388,053	—	—	2,388,053
Other	575,124	211,590	—	786,714
Miscellaneous	2,742,487	476,072	—	3,218,559
Short-term securities	—	3,294,340	—	3,294,340
Total	$67,412,783	$7,921,644	$—	$75,334,427

*	Securities with a value of $4,627,304,000, which represented 6.14% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Fundamental Investors	17

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

18	Fundamental Investors

As of and during the period ended June 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, and by state tax authorities and tax authorities outside the U.S. for tax years before 2011.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$215,856
Undistributed long-term capital gains	588,153

As of June 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$23,686,481
Gross unrealized depreciation on investment securities	(989,126)
Net unrealized appreciation on investment securities	22,697,355
Cost of investment securities	52,637,072

Fundamental Investors	19

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2016						Year ended December 31, 2015
					Total						Total
					dividends and						dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class A	$262,980		$358,629		$621,609		$648,551		$1,960,261		$2,608,812
Class B	181		859		1,040		1,371		9,638		11,009
Class C	4,615		18,994		23,609		16,060		107,683		123,743
Class F-1	20,280		20,635		40,915		66,483		211,242		277,725
Class F-2	39,088		54,823		93,911		70,402		189,640		260,042
Class 529-A	9,850		14,629		24,479		24,279		78,648		102,927
Class 529-B	9		81		90		89		839		928
Class 529-C	742		3,642		4,384		2,633		19,903		22,536
Class 529-E	316		594		910		818		3,204		4,022
Class 529-F-1	538		671		1,209		1,260		3,529		4,789
Class R-1	295		1,173		1,468		1,017		6,895		7,912
Class R-2	1,541		5,818		7,359		5,296		33,102		38,398
Class R-2E	36		79		115		6		31		37
Class R-3	9,064		17,222		26,286		26,052		103,305		129,357
Class R-4	12,637		17,704		30,341		34,218		105,231		139,449
Class R-5E*	—	†	—	†	—	†	—	†	—	†	—	†
Class R-5	13,786		15,536		29,322		33,213		85,152		118,365
Class R-6	52,156		58,323		110,479		111,567		285,010		396,577
Total	$428,114		$589,412		$1,017,526		$1,043,315		$3,203,313		$4,246,628

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.230% on such assets in excess of $71 billion. For the six months ended June 30, 2016, the investment advisory services fee was $87,955,000, which was equivalent to an annualized rate of 0.246% of average daily net assets.

20	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

Fundamental Investors	21

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$50,832	$24,427		$2,182		Not applicable
Class B	709	91		Not applicable		Not applicable
Class C	11,677	1,313		585		Not applicable
Class F-1	4,364	2,318		879		Not applicable
Class F-2	Not applicable	2,752		1,389		Not applicable
Class 529-A	1,947	814		442		$783
Class 529-B	62	8		3		5
Class 529-C	2,186	217		111		195
Class 529-E	179	17		18		32
Class 529-F-1	—	37		20		36
Class R-1	721	65		36		Not applicable
Class R-2	2,641	1,145		177		Not applicable
Class R-2E	24	7		2		Not applicable
Class R-3	5,311	1,513		533		Not applicable
Class R-4	2,739	978		548		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	383		469		Not applicable
Class R-6	Not applicable	12		1,709		Not applicable
Total class-specific expenses	$83,392	$36,097		$9,103		$1,051

*Amount less than one thousand.

22	Fundamental Investors

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $302,000 in the fund’s statement of operations reflects $222,000 in current fees (either paid in cash or deferred) and a net increase of $80,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Fundamental Investors	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2016

Class A	$1,936,966	38,973	$609,764	11,946	$(2,397,437)	(47,979)	$149,293	2,940
Class B	843	17	1,036	21	(83,687)	(1,688)	(81,808)	(1,650)
Class C	176,443	3,569	23,334	458	(276,368)	(5,575)	(76,591)	(1,548)
Class F-1	323,370	6,547	40,441	795	(2,600,530)	(51,924)	(2,236,719)	(44,582)
Class F-2	3,021,743	60,200	90,928	1,780	(694,652)	(13,849)	2,418,019	48,131
Class 529-A	92,453	1,863	24,476	480	(87,659)	(1,758)	29,270	585
Class 529-B	103	2	90	2	(6,588)	(133)	(6,395)	(129)
Class 529-C	24,915	502	4,383	86	(28,432)	(570)	866	18
Class 529-E	3,825	77	910	18	(3,565)	(71)	1,170	24
Class 529-F-1	7,503	150	1,209	24	(8,155)	(165)	557	9
Class R-1	9,846	200	1,465	29	(19,228)	(386)	(7,917)	(157)
Class R-2	83,917	1,702	7,354	144	(105,588)	(2,134)	(14,317)	(288)
Class R-2E	8,680	182	115	2	(404)	(8)	8,391	176
Class R-3	197,118	3,978	26,253	515	(338,222)	(6,790)	(114,851)	(2,297)
Class R-4	206,677	4,159	30,318	595	(333,774)	(6,661)	(96,779)	(1,907)
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	193,773	3,894	29,308	574	(462,288)	(9,207)	(239,207)	(4,739)
Class R-6	1,158,309	23,157	110,476	2,165	(238,325)	(4,755)	1,030,460	20,567
Total net increase (decrease)	$7,446,484	149,172	$1,001,860	19,634	$(7,684,902)	(153,653)	$763,442	15,153

24	Fundamental Investors

				Reinvestments of
				dividends and				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class A	$3,775,879	72,112		$2,560,866	50,144	$(4,548,531)	(86,784)	$1,788,214	35,472
Class B	3,274	62		10,952	215	(153,198)	(2,919)	(138,972)	(2,642)
Class C	351,791	6,746		122,242	2,408	(418,811)	(8,026)	55,222	1,128
Class F-1	795,630	15,159		275,791	5,404	(899,255)	(17,150)	172,166	3,413
Class F-2	1,154,329	22,042		248,911	4,876	(819,817)	(15,681)	583,423	11,237
Class 529-A	186,084	3,554		102,916	2,018	(189,844)	(3,623)	99,156	1,949
Class 529-B	446	9		927	18	(13,717)	(261)	(12,344)	(234)
Class 529-C	52,773	1,009		22,526	443	(57,658)	(1,102)	17,641	350
Class 529-E	7,474	143		4,020	79	(9,211)	(176)	2,283	46
Class 529-F-1	19,418	372		4,789	94	(15,585)	(298)	8,622	168
Class R-1	24,667	474		7,900	156	(44,679)	(857)	(12,112)	(227)
Class R-2	158,238	3,036		38,372	756	(233,513)	(4,478)	(36,903)	(686)
Class R-2E	1,070	20		36	1	(1)	— [2]	1,105	21
Class R-3	402,063	7,693		129,235	2,536	(865,867)	(16,596)	(334,569)	(6,367)
Class R-4	438,112	8,366		139,394	2,733	(883,641)	(16,882)	(306,135)	(5,783)
Class R-5E3	10	—	[2]	—	—	—	—	10	— [2]
Class R-5	343,202	6,544		118,303	2,314	(479,390)	(9,136)	(17,885)	(278)
Class R-6	1,536,959	29,450		395,776	7,751	(886,656)	(17,020)	1,046,079	20,181
Total net increase (decrease)	$9,251,419	176,791		$4,182,956	81,946	$(10,519,374)	(200,989)	$2,915,001	57,748

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,774,672,000 and $7,984,334,000, respectively, during the six months ended June 30, 2016.

Fundamental Investors	25

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2016[4,5]	$50.71	$.43	$1.54	$1.97
Year ended 12/31/2015	52.06	.77	.97	1.74
Year ended 12/31/2014	51.97	.98	3.63	4.61
Year ended 12/31/2013	40.78	.63	12.13	12.76
Year ended 12/31/2012	35.39	.64	5.40	6.04
Year ended 12/31/2011	36.70	.60	(1.29)	(.69)
Class B:
Six months ended 6/30/2016[4,5]	50.64	.22	1.55	1.77
Year ended 12/31/2015	51.95	.37	.97	1.34
Year ended 12/31/2014	51.86	.61	3.57	4.18
Year ended 12/31/2013	40.68	.27	12.11	12.38
Year ended 12/31/2012	35.30	.34	5.39	5.73
Year ended 12/31/2011	36.60	.31	(1.28)	(.97)
Class C:
Six months ended 6/30/2016[4,5]	50.48	.22	1.54	1.76
Year ended 12/31/2015	51.83	.35	.97	1.32
Year ended 12/31/2014	51.77	.55	3.60	4.15
Year ended 12/31/2013	40.63	.25	12.09	12.34
Year ended 12/31/2012	35.26	.33	5.38	5.71
Year ended 12/31/2011	36.56	.30	(1.28)	(.98)
Class F-1:
Six months ended 6/30/2016[4,5]	50.69	.40	1.54	1.94
Year ended 12/31/2015	52.03	.74	.97	1.71
Year ended 12/31/2014	51.95	.96	3.60	4.56
Year ended 12/31/2013	40.76	.59	12.14	12.73
Year ended 12/31/2012	35.37	.64	5.39	6.03
Year ended 12/31/2011	36.68	.59	(1.29)	(.70)
Class F-2:
Six months ended 6/30/2016[4,5]	50.70	.48	1.53	2.01
Year ended 12/31/2015	52.04	.88	.97	1.85
Year ended 12/31/2014	51.96	1.06	3.66	4.72
Year ended 12/31/2013	40.77	.74	12.13	12.87
Year ended 12/31/2012	35.39	.76	5.37	6.13
Year ended 12/31/2011	36.70	.68	(1.29)	(.61)
Class 529-A:
Six months ended 6/30/2016[4,5]	50.65	.40	1.55	1.95
Year ended 12/31/2015	52.00	.72	.97	1.69
Year ended 12/31/2014	51.92	.93	3.62	4.55
Year ended 12/31/2013	40.74	.59	12.12	12.71
Year ended 12/31/2012	35.36	.61	5.39	6.00
Year ended 12/31/2011	36.67	.57	(1.29)	(.72)

26	Fundamental Investors

Dividends and distributions
Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)	net assets		net assets[2]

$(.30)	$(.41)	$(.71)	$51.97	3.91%[6]	$45,851	.61%[7]		1.71%[7]
(.77)	(2.32)	(3.09)	50.71	3.38	44,596	.60		1.47
(.96)	(3.56)	(4.52)	52.06	8.96	43,929	.61		1.85
(.65)	(.92)	(1.57)	51.97	31.49	41,820	.63		1.35
(.65)	—	(.65)	40.78	17.14	32,568	.65		1.66
(.62)	—	(.62)	35.39	(1.89)	30,176	.63		1.62

(.07)	(.41)	(.48)	51.93	3.51 [6]	110	1.38	[7]	.88	[7]
(.33)	(2.32)	(2.65)	50.64	2.61	190	1.36		.70
(.53)	(3.56)	(4.09)	51.95	8.13	333	1.37		1.16
(.28)	(.92)	(1.20)	51.86	30.53	468	1.39		.59
(.35)	—	(.35)	40.68	16.25	465	1.41		.89
(.33)	—	(.33)	35.30	(2.64)	545	1.40		.85

(.10)	(.41)	(.51)	51.73	3.50 [6]	2,414	1.42	[7]	.91	[7]
(.35)	(2.32)	(2.67)	50.48	2.56	2,435	1.40		.67
(.53)	(3.56)	(4.09)	51.83	8.08	2,441	1.41		1.05
(.28)	(.92)	(1.20)	51.77	30.44	2,352	1.43		.54
(.34)	—	(.34)	40.63	16.21	1,852	1.45		.86
(.32)	—	(.32)	35.26	(2.67)	1,804	1.44		.82

(.28)	(.41)	(.69)	51.94	3.86 [6]	2,622	.69	[7]	1.63	[7]
(.73)	(2.32)	(3.05)	50.69	3.33	4,819	.67		1.40
(.92)	(3.56)	(4.48)	52.03	8.87	4,769	.66		1.81
(.62)	(.92)	(1.54)	51.95	31.42	5,306	.70		1.27
(.64)	—	(.64)	40.76	17.12	4,503	.66		1.65
(.61)	—	(.61)	35.37	(1.92)	4,285	.67		1.60

(.35)	(.41)	(.76)	51.95	4.00 [6]	6,998	.41	[7]	1.93	[7]
(.87)	(2.32)	(3.19)	50.70	3.61	4,389	.41		1.67
(1.08)	(3.56)	(4.64)	52.04	9.17	3,921	.40		1.99
(.76)	(.92)	(1.68)	51.96	31.80	2,485	.41		1.58
(.75)	—	(.75)	40.77	17.39	1,521	.41		1.96
(.70)	—	(.70)	35.39	(1.67)	915	.42		1.85

(.28)	(.41)	(.69)	51.91	3.86 [6]	1,870	.71	[7]	1.62	[7]
(.72)	(2.32)	(3.04)	50.65	3.28	1,795	.70		1.37
(.91)	(3.56)	(4.47)	52.00	8.85	1,742	.70		1.75
(.61)	(.92)	(1.53)	51.92	31.39	1,590	.72		1.26
(.62)	—	(.62)	40.74	17.03	1,183	.73		1.59
(.59)	—	(.59)	35.36	(1.97)	977	.71		1.55

See page 32 for footnotes.

Fundamental Investors	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-B:
Six months ended 6/30/2016[4,5]	$50.76	$.19	$1.55	$1.74
Year ended 12/31/2015	52.05	.30	.98	1.28
Year ended 12/31/2014	51.95	.54	3.58	4.12
Year ended 12/31/2013	40.75	.21	12.13	12.34
Year ended 12/31/2012	35.36	.29	5.39	5.68
Year ended 12/31/2011	36.66	.27	(1.28)	(1.01)

Class 529-C:
Six months ended 6/30/2016[4,5]	50.60	.21	1.53	1.74
Year ended 12/31/2015	51.95	.31	.97	1.28
Year ended 12/31/2014	51.88	.51	3.62	4.13
Year ended 12/31/2013	40.71	.22	12.11	12.33
Year ended 12/31/2012	35.34	.30	5.38	5.68
Year ended 12/31/2011	36.64	.28	(1.28)	(1.00)

Class 529-E:
Six months ended 6/30/2016[4,5]	50.61	.34	1.54	1.88
Year ended 12/31/2015	51.96	.59	.97	1.56
Year ended 12/31/2014	51.89	.80	3.61	4.41
Year ended 12/31/2013	40.71	.47	12.13	12.60
Year ended 12/31/2012	35.34	.52	5.37	5.89
Year ended 12/31/2011	36.65	.47	(1.29)	(.82)

Class 529-F-1:
Six months ended 6/30/2016[4,5]	50.62	.46	1.53	1.99
Year ended 12/31/2015	51.97	.83	.97	1.80
Year ended 12/31/2014	51.89	1.04	3.63	4.67
Year ended 12/31/2013	40.71	.69	12.12	12.81
Year ended 12/31/2012	35.33	.69	5.39	6.08
Year ended 12/31/2011	36.65	.65	(1.30)	(.65)

Class R-1:
Six months ended 6/30/2016[4,5]	50.49	.23	1.52	1.75
Year ended 12/31/2015	51.83	.35	.97	1.32
Year ended 12/31/2014	51.77	.56	3.60	4.16
Year ended 12/31/2013	40.62	.26	12.09	12.35
Year ended 12/31/2012	35.26	.34	5.37	5.71
Year ended 12/31/2011	36.56	.31	(1.28)	(.97)

Class R-2:
Six months ended 6/30/2016[4,5]	50.47	.23	1.54	1.77
Year ended 12/31/2015	51.82	.37	.97	1.34
Year ended 12/31/2014	51.76	.57	3.60	4.17
Year ended 12/31/2013	40.62	.29	12.08	12.37
Year ended 12/31/2012	35.26	.35	5.37	5.72
Year ended 12/31/2011	36.56	.31	(1.28)	(.97)

28	Fundamental Investors

Dividends and distributions
Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)	net assets		net assets[2]

$(.04)	$(.41)	$(.45)	$52.05	3.44%[6]	$10	1.50%[7]		.77%[7]
(.25)	(2.32)	(2.57)	50.76	2.49	17	1.49		.57
(.46)	(3.56)	(4.02)	52.05	7.97	29	1.49		1.02
(.22)	(.92)	(1.14)	51.95	30.36	41	1.52		.46
(.29)	—	(.29)	40.75	16.09	41	1.54		.76
(.29)	—	(.29)	35.36	(2.74)	48	1.51		.74

(.08)	(.41)	(.49)	51.85	3.46 [6]	464	1.48	[7]	.84	[7]
(.31)	(2.32)	(2.63)	50.60	2.48	451	1.48		.59
(.50)	(3.56)	(4.06)	51.95	7.99	445	1.49		.97
(.24)	(.92)	(1.16)	51.88	30.37	416	1.51		.47
(.31)	—	(.31)	40.71	16.09	319	1.53		.79
(.30)	—	(.30)	35.34	(2.72)	273	1.51		.76

(.22)	(.41)	(.63)	51.86	3.74 [6]	76	.94	[7]	1.39	[7]
(.59)	(2.32)	(2.91)	50.61	3.04	73	.94		1.13
(.78)	(3.56)	(4.34)	51.96	8.58	72	.94		1.51
(.50)	(.92)	(1.42)	51.89	31.10	67	.96		1.02
(.52)	—	(.52)	40.71	16.73	50	.98		1.34
(.49)	—	(.49)	35.34	(2.23)	42	.98		1.29

(.33)	(.41)	(.74)	51.87	3.97 [6]	85	.49	[7]	1.84	[7]
(.83)	(2.32)	(3.15)	50.62	3.51	83	.48		1.59
(1.03)	(3.56)	(4.59)	51.97	9.10	76	.48		1.96
(.71)	(.92)	(1.63)	51.89	31.70	67	.51		1.47
(.70)	—	(.70)	40.71	17.25	48	.52		1.79
(.67)	—	(.67)	35.33	(1.75)	40	.50		1.77

(.10)	(.41)	(.51)	51.73	3.51 [6]	147	1.40	[7]	.93	[7]
(.34)	(2.32)	(2.66)	50.49	2.55	151	1.40		.66
(.54)	(3.56)	(4.10)	51.83	8.08	167	1.41		1.06
(.28)	(.92)	(1.20)	51.77	30.50	171	1.41		.57
(.35)	—	(.35)	40.62	16.22	146	1.42		.88
(.33)	—	(.33)	35.26	(2.65)	142	1.43		.84

(.11)	(.41)	(.52)	51.72	3.52 [6]	738	1.38	[7]	.95	[7]
(.37)	(2.32)	(2.69)	50.47	2.61	734	1.35		.72
(.55)	(3.56)	(4.11)	51.82	8.11	790	1.38		1.08
(.31)	(.92)	(1.23)	51.76	30.55	777	1.36		.62
(.36)	—	(.36)	40.62	16.24	630	1.40		.91
(.33)	—	(.33)	35.26	(2.64)	589	1.41		.85

See page 32 for footnotes.

Fundamental Investors	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-2E:
Six months ended 6/30/2016[4,5]	$50.56	$.33	$1.53	$1.86
Year ended 12/31/2015	52.03	.69	.90	1.59
Period from 8/29/2014 to 12/31/2014[5,8]	55.04	.27	.52	.79

Class R-3:
Six months ended 6/30/2016[4,5]	50.60	.34	1.53	1.87
Year ended 12/31/2015	51.94	.59	.97	1.56
Year ended 12/31/2014	51.87	.80	3.60	4.40
Year ended 12/31/2013	40.70	.48	12.11	12.59
Year ended 12/31/2012	35.32	.52	5.39	5.91
Year ended 12/31/2011	36.63	.48	(1.29)	(.81)

Class R-4:
Six months ended 6/30/2016[4,5]	50.62	.42	1.53	1.95
Year ended 12/31/2015	51.96	.75	.97	1.72
Year ended 12/31/2014	51.88	.96	3.61	4.57
Year ended 12/31/2013	40.71	.61	12.12	12.73
Year ended 12/31/2012	35.33	.64	5.39	6.03
Year ended 12/31/2011	36.64	.59	(1.30)	(.71)

Class R-5E:
Six months ended 6/30/2016[4,5]	50.69	.44	1.54	1.98
Period from 11/20/2015 to 12/31/2015[5,11]	53.80	.11	(1.16)	(1.05)

Class R-5:
Six months ended 6/30/2016[4,5]	50.74	.49	1.54	2.03
Year ended 12/31/2015	52.08	.90	.98	1.88
Year ended 12/31/2014	51.99	1.13	3.62	4.75
Year ended 12/31/2013	40.79	.76	12.14	12.90
Year ended 12/31/2012	35.40	.75	5.40	6.15
Year ended 12/31/2011	36.71	.70	(1.30)	(.60)

Class R-6:
Six months ended 6/30/2016[4,5]	50.72	.50	1.55	2.05
Year ended 12/31/2015	52.06	.93	.97	1.90
Year ended 12/31/2014	51.98	1.12	3.64	4.76
Year ended 12/31/2013	40.78	.79	12.13	12.92
Year ended 12/31/2012	35.39	.79	5.38	6.17
Year ended 12/31/2011	36.70	.72	(1.30)	(.58)

	Six months ended
	June 30,	Year ended December 31
	2016[4,5,6]	2015	2014	2013	2012	2011
Portfolio turnover rate for all share classes	11%	27%	29%	34%	28%	28%

See Notes to Financial Statements

30	Fundamental Investors

Dividends and distributions
Dividends		Total						Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset			Net assets,		expenses		income
investment	(from capital	and	value, end	Total		end of period		to average		to average
income)	gains)	distributions	of period	return[3]		(in millions)		net assets		net assets[2]

$(.21)	$(.41)	$(.62)	$51.80	3.69%[6]		$10		1.08%[7]		1.37%[7]
(.74)	(2.32)	(3.06)	50.56	3.09		1		1.13		1.37
(.74)	(3.06)	(3.80)	52.03	1.40	[6,9]	—	[10]	.17	[6,9]	.50	[6,9]

(.21)	(.41)	(.62)	51.85	3.73	[6]	2,174		.95	[7]	1.37	[7]
(.58)	(2.32)	(2.90)	50.60	3.03		2,237		.95		1.12
(.77)	(3.56)	(4.33)	51.94	8.56		2,627		.96		1.51
(.50)	(.92)	(1.42)	51.87	31.09		2,795		.96		1.02
(.53)	—	(.53)	40.70	16.78		2,367		.96		1.35
(.50)	—	(.50)	35.32	(2.22)		2,146		.96		1.30

(.29)	(.41)	(.70)	51.87	3.88	[6]	2,247		.65	[7]	1.68	[7]
(.74)	(2.32)	(3.06)	50.62	3.36		2,289		.65		1.42
(.93)	(3.56)	(4.49)	51.96	8.90		2,651		.66		1.82
(.64)	(.92)	(1.56)	51.88	31.47		2,842		.66		1.32
(.65)	—	(.65)	40.71	17.13		2,390		.66		1.65
(.60)	—	(.60)	35.33	(1.92)		2,123		.66		1.60

(.32)	(.41)	(.73)	51.94	3.94	[6]	—	[10]	.53	[7]	1.79	[7]
(.35)	(1.71)	(2.06)	50.69	(1.95)[6]		—	[10]	.05	[6]	.21	[6]

(.36)	(.41)	(.77)	52.00	4.04	[6]	1,715		.35	[7]	1.97	[7]
(.90)	(2.32)	(3.22)	50.74	3.66		1,914		.35		1.72
(1.10)	(3.56)	(4.66)	52.08	9.23		1,979		.35		2.12
(.78)	(.92)	(1.70)	51.99	31.87		1,964		.36		1.62
(.76)	—	(.76)	40.79	17.47		1,516		.36		1.95
(.71)	—	(.71)	35.40	(1.62)		1,394		.36		1.89

(.38)	(.41)	(.79)	51.98	4.06	[6]	7,822		.31	[7]	2.03	[7]
(.92)	(2.32)	(3.24)	50.72	3.71		6,590		.31		1.77
(1.12)	(3.56)	(4.68)	52.06	9.27		5,713		.31		2.12
(.80)	(.92)	(1.72)	51.98	31.95		4,516		.31		1.68
(.78)	—	(.78)	40.78	17.53		2,409		.31		2.03
(.73)	—	(.73)	35.39	(1.57)		1,421		.31		1.97

See page 32 for footnotes.

Fundamental Investors	31

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.27 and .51 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-5E shares were offered beginning November 20, 2015.

32	Fundamental Investors

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fundamental Investors	33

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2016	6/30/2016	during period*	expense ratio
Class A - actual return	$1,000.00	$1,039.14	$3.09	.61%
Class A - assumed 5% return	1,000.00	1,021.83	3.07	.61
Class B - actual return	1,000.00	1,035.07	6.98	1.38
Class B - assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class C - actual return	1,000.00	1,035.01	7.18	1.42
Class C - assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class F-1 - actual return	1,000.00	1,038.59	3.50	.69
Class F-1 - assumed 5% return	1,000.00	1,021.43	3.47	.69
Class F-2 - actual return	1,000.00	1,040.04	2.08	.41
Class F-2 - assumed 5% return	1,000.00	1,022.82	2.06	.41
Class 529-A - actual return	1,000.00	1,038.62	3.60	.71
Class 529-A - assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 529-B - actual return	1,000.00	1,034.39	7.59	1.50
Class 529-B - assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class 529-C - actual return	1,000.00	1,034.61	7.49	1.48
Class 529-C - assumed 5% return	1,000.00	1,017.50	7.42	1.48
Class 529-E - actual return	1,000.00	1,037.36	4.76	.94
Class 529-E - assumed 5% return	1,000.00	1,020.19	4.72	.94
Class 529-F-1 - actual return	1,000.00	1,039.68	2.48	.49
Class 529-F-1 - assumed 5% return	1,000.00	1,022.43	2.46	.49
Class R-1 - actual return	1,000.00	1,035.07	7.08	1.40
Class R-1 - assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 - actual return	1,000.00	1,035.18	6.98	1.38
Class R-2 - assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2E - actual return	1,000.00	1,036.93	5.47	1.08
Class R-2E - assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class R-3 - actual return	1,000.00	1,037.31	4.81	.95
Class R-3 - assumed 5% return	1,000.00	1,020.14	4.77	.95
Class R-4 - actual return	1,000.00	1,038.80	3.29	.65
Class R-4 - assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5E - actual return	1,000.00	1,039.37	2.69	.53
Class R-5E - assumed 5% return	1,000.00	1,022.23	2.66	.53
Class R-5 - actual return	1,000.00	1,040.42	1.78	.35
Class R-5 - assumed 5% return	1,000.00	1,023.12	1.76	.35
Class R-6 - actual return	1,000.00	1,040.64	1.57	.31
Class R-6 - assumed 5% return	1,000.00	1,023.32	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

34	Fundamental Investors

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Fundamental Investors	35

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2016, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental Investors®
Investment portfolio
June 30, 2016
unaudited
Common stocks 95.61% Information technology 17.66%	Shares	Value (000)
Microsoft Corp.	56,741,000	$2,903,437
Broadcom Ltd.	13,107,132	2,036,848
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	190,310,000	962,315
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,438,430	168,880
Texas Instruments Inc.	17,150,300	1,074,466
Intel Corp.	26,657,073	874,352
Alphabet Inc., Class C2	754,317	522,063
Alphabet Inc., Class A2	442,800	311,523
ASML Holding NV1	5,230,030	518,417
ASML Holding NV (New York registered)	3,141,000	311,618
Apple Inc.	6,505,000	621,878
Visa Inc., Class A	7,750,000	574,818
Intuit Inc.	4,180,000	466,530
Amphenol Corp., Class A	6,750,000	386,978
International Business Machines Corp.	2,100,000	318,738
Baidu, Inc., Class A (ADR)[2]	1,890,000	312,134
Analog Devices, Inc.	4,999,000	283,143
MasterCard Inc., Class A	2,500,000	220,150
Murata Manufacturing Co., Ltd.[1]	1,370,000	153,684
TE Connectivity Ltd.	2,300,000	131,353
Facebook, Inc., Class A2	830,000	94,852
KLA-Tencor Corp.	825,140	60,442
		13,308,619
Consumer discretionary 16.18%
Amazon.com, Inc.[2]	4,404,800	3,152,163
Home Depot, Inc.	14,110,000	1,801,706
Comcast Corp., Class A	27,211,000	1,773,885
McDonald’s Corp.	6,340,000	762,956
Time Warner Inc.	6,600,000	485,364
Twenty-First Century Fox, Inc., Class A	17,125,000	463,231
Walt Disney Co.	4,640,000	453,885
Expedia, Inc.	3,887,000	413,188
Las Vegas Sands Corp.	8,600,000	374,014
Newell Rubbermaid Inc.	6,335,000	307,691
Target Corp.	4,400,000	307,208
Priceline Group Inc.[2]	244,284	304,966
CBS Corp., Class B	4,480,000	243,891
Johnson Controls, Inc.	5,400,000	239,004
Liberty Global PLC, Class C2	4,389,811	125,768
Liberty Global PLC, Class A2	3,863,679	112,279
Starbucks Corp.	4,000,000	228,480
Viacom Inc., Class B	5,500,000	228,085
Macy’s, Inc.	5,200,000	174,772
Charter Communications, Inc., Class A2	757,719	173,245
NIKE, Inc., Class B	719,800	39,733
Liberty Global PLC LiLAC, Class C2	293,644	9,541
Fundamental Investors — Page 1 of 5

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Liberty Global PLC LiLAC, Class A2	107,760	$3,476
Ralph Lauren Corp., Class A	126,600	11,346
		12,189,877
Financials 12.19%
JPMorgan Chase & Co.	18,891,400	1,173,912
Berkshire Hathaway Inc., Class A2	4,625	1,003,509
Wells Fargo & Co.	17,435,000	825,199
CME Group Inc., Class A	6,371,437	620,578
SunTrust Banks, Inc.	14,564,097	598,293
Capital One Financial Corp.	9,212,000	585,054
Chubb Ltd.	4,350,000	568,588
BlackRock, Inc.	1,363,100	466,903
Goldman Sachs Group, Inc.	3,097,000	460,152
Citigroup Inc.	10,700,000	453,573
Crown Castle International Corp.	3,557,039	360,790
Discover Financial Services	5,730,000	307,071
Legal & General Group PLC[1]	109,784,921	284,558
Weyerhaeuser Co.[2]	9,000,107	267,933
American International Group, Inc.	4,666,700	246,822
American Tower Corp.	2,000,000	227,220
CNO Financial Group, Inc.[3]	11,900,000	207,774
Equinix, Inc.	385,174	149,344
Svenska Handelsbanken AB, Class A1	11,460,000	138,624
PNC Financial Services Group, Inc.	1,350,000	109,877
Aegon NV1	22,277,585	88,862
HDFC Bank Ltd. (ADR)	414,250	27,485
Arch Capital Group Ltd.[2]	170,000	12,240
		9,184,361
Consumer staples 10.98%
Philip Morris International Inc.	25,295,000	2,573,007
Coca-Cola Co.	20,285,000	919,519
Procter & Gamble Co.	10,275,000	869,984
Kroger Co.	18,879,000	694,559
Reynolds American Inc.	12,816,340	691,185
Walgreens Boots Alliance, Inc.	5,856,000	487,629
Kraft Heinz Co.	4,900,000	433,552
Altria Group, Inc.	5,750,000	396,520
British American Tobacco PLC[1]	5,905,000	384,241
Campbell Soup Co.	4,000,000	266,120
Diageo PLC[1]	7,000,000	195,869
Costco Wholesale Corp.	1,035,000	162,536
CVS Health Corp.	1,225,931	117,371
Coca-Cola Enterprises, Inc.	2,150,000	76,734
		8,268,826
Health care 10.93%
Medtronic PLC	12,705,000	1,102,413
Merck & Co., Inc.	17,710,000	1,020,273
UnitedHealth Group Inc.	5,501,500	776,812
Boston Scientific Corp.[2]	31,600,000	738,492
Express Scripts Holding Co.[2]	7,856,333	595,510
Bristol-Myers Squibb Co.	7,698,300	566,210
Aetna Inc.	4,242,000	518,075
Fundamental Investors — Page 2 of 5

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Vertex Pharmaceuticals Inc.[2]	5,925,000	$509,668
Gilead Sciences, Inc.	5,698,790	475,393
Thermo Fisher Scientific Inc.	3,100,000	458,056
Regeneron Pharmaceuticals, Inc.[2]	1,043,500	364,422
Novartis AG1	3,420,000	281,342
Johnson & Johnson	2,100,000	254,730
Humana Inc.	1,190,000	214,057
Pfizer Inc.	4,793,000	168,762
Hologic, Inc.[2]	3,565,000	123,349
Abbott Laboratories	1,656,771	65,128
		8,232,692
Industrials 10.18%
General Electric Co.	41,830,000	1,316,808
Boeing Co.	9,595,000	1,246,103
Lockheed Martin Corp.	3,283,200	814,792
Parker-Hannifin Corp.	4,550,000	491,628
Union Pacific Corp.	5,575,000	486,419
Rockwell Automation	3,500,000	401,870
Northrop Grumman Corp.	1,640,000	364,539
TransDigm Group Inc.[2]	1,352,000	356,509
Caterpillar Inc.	4,275,000	324,088
Honeywell International Inc.	2,400,000	279,168
Deere & Co.	3,000,000	243,120
Republic Services, Inc.	3,500,000	179,585
Norfolk Southern Corp.	1,934,600	164,692
Ingersoll-Rand PLC	2,500,000	159,200
KAR Auction Services, Inc.	3,500,000	146,090
Ryanair Holdings PLC (ADR)	1,803,750	125,433
Cummins Inc.	1,010,000	113,564
MTU Aero Engines AG1	1,120,089	104,783
Grafton Group PLC, units[1,3]	15,037,000	99,650
Waste Management, Inc.	1,400,000	92,778
Meggitt PLC[1]	11,759,014	63,788
Airbus Group SE, non-registered shares[1]	975,000	56,617
Masco Corp.	1,278,878	39,568
		7,670,792
Energy 9.01%
Schlumberger Ltd.	14,028,400	1,109,366
ConocoPhillips	16,710,000	728,556
Royal Dutch Shell PLC, Class B (ADR)	6,620,734	370,761
Royal Dutch Shell PLC, Class B1	10,233,720	281,420
Royal Dutch Shell PLC, Class A (ADR)	91,111	5,031
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	57,986	1,583
Chevron Corp.	5,726,137	600,271
Enbridge Inc. (CAD denominated)	11,984,914	507,709
EOG Resources, Inc.	4,395,000	366,631
Suncor Energy Inc.	12,598,934	349,507
Suncor Energy Inc.	397,100	11,016
Concho Resources Inc.[2]	2,970,200	354,256
Helmerich & Payne, Inc.	4,400,000	295,372
Peyto Exploration & Development Corp.[3]	10,332,287	277,351
BP PLC[1]	46,528,700	271,697
Baker Hughes Inc.	4,500,000	203,085
Fundamental Investors — Page 3 of 5

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Murphy Oil Corp.	6,281,900	$199,450
Cimarex Energy Co.	1,565,000	186,736
Noble Energy, Inc.	4,746,400	170,253
TOTAL SA (ADR)	2,016,287	96,983
TOTAL SA1	1,082,331	52,192
Phillips 66	1,709,488	135,631
Southwestern Energy Co.[2]	8,000,000	100,640
Halliburton Co.	1,995,000	90,353
CONSOL Energy Inc.	1,600,000	25,744
		6,791,594
Materials 3.17%
E.I. du Pont de Nemours and Co.	17,046,125	1,104,589
Praxair, Inc.	7,155,000	804,150
FMC Corp.	5,412,072	250,633
LyondellBasell Industries NV	2,640,000	196,469
HudBay Minerals Inc.	6,744,900	32,212
		2,388,053
Telecommunication services 0.83%
Verizon Communications Inc.	4,652,004	259,768
SoftBank Group Corp.[1]	3,740,000	211,590
AT&T Inc.	3,600,000	155,556
		626,914
Utilities 0.21%
PG&E Corp.	2,500,000	159,800
Miscellaneous 4.27%
Other common stocks in initial period of acquisition		3,218,559
Total common stocks (cost: $49,328,163,000)		72,040,087
Short-term securities 4.37%	Principal amount (000)
Alphabet Inc. 0.41% due 8/11/2016[4]	$50,000	49,977
Apple Inc. 0.40%–0.51% due 7/1/2016–9/12/2016[4]	226,700	226,643
CAFCO, LLC 0.57%–0.60% due 8/12/2016–9/15/2016[4]	150,000	149,882
Caterpillar Financial Services Corp. 0.48% due 8/4/2016	19,700	19,691
Chevron Corp. 0.42%–0.53% due 7/12/2016–7/14/2016[4]	50,000	49,994
Citibank, N.A. 0.78% due 11/15/2016	75,000	75,013
Coca-Cola Co. 0.50% due 7/12/2016[4]	70,000	69,992
Fannie Mae 0.40%–0.44% due 7/19/2016–10/7/2016	80,000	79,965
Federal Farm Credit Banks 0.48% due 11/10/2016	30,600	30,556
Federal Home Loan Bank 0.26%–0.59% due 7/5/2016–2/16/2017	1,502,270	1,501,574
Freddie Mac 0.33%–0.48% due 9/7/2016–1/3/2017	292,200	291,818
Intel Corp. 0.41% due 8/30/2016	13,200	13,190
Johnson & Johnson 0.30% due 7/1/2016[4]	65,000	65,000
Jupiter Securitization Co., LLC 1.00% due 10/18/2016[4]	25,500	25,444
Microsoft Corp. 0.45%–0.47% due 8/3/2016–10/5/2016[4]	110,700	110,602
PepsiCo Inc. 0.40%–0.41% due 7/15/2016–8/10/2016[4]	75,000	74,970
Pfizer Inc. 0.41%–0.55% due 8/24/2016–9/16/2016[4]	109,110	109,000
Qualcomm Inc. 0.43%–0.51% due 7/7/2016–9/27/2016[4]	79,500	79,443
U.S. Treasury Bills 0.41% due 12/8/2016	70,000	69,914
Fundamental Investors — Page 4 of 5

unaudited
Short-term securities	Principal amount (000)	Value (000)
United Parcel Service Inc. 0.49% due 7/1/2016[4]	$31,200	$31,200
Wal-Mart Stores, Inc. 0.38% due 7/25/2016[4]	83,000	82,978
Walt Disney Co. 0.50% due 7/22/2016[4]	57,000	56,986
Wells Fargo Bank, N.A. 0.81% due 8/16/2016	30,500	30,508
Total short-term securities (cost: $3,293,924,000)		3,294,340
Total investment securities 99.98% (cost: $52,622,087,000)		75,334,427
Other assets less liabilities 0.02%		18,493
Net assets 100.00%		$75,352,920
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $4,627,304,000, which represented 6.14% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,082,171,000, which represented 1.44% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-010-0816O-S54139	Fundamental Investors — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: August 31, 2016